Selected Statements of Operations Data (Details) - Schedule of research and development expenses, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of research and development expenses, net [Abstract]
Total costs	$ 61,924	$ 47,156	$ 43,043
Less - capitalized software development costs	(7,911)	(5,798)	(5,665)
Research and development expenses, net	$ 54,013	$ 41,358	$ 37,378